SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies
Basis of presentation

Basis of presentation

These consolidated financial statements include the accounts of POET Technologies Inc. and its subsidiaries; ODIS Inc. (“ODIS”), Opel Solar Inc. (“OPEL”), BB Photonics Inc. (“BB Photonics”), POET Technologies Pte Ltd. (“PTS”) and POET Optoelectronics Shenzhen Co., Ltd (“POET Shenzhen”). They also include the accounts of DenseLight Semiconductor Pte Ltd. (“DenseLight”) up-to November 8, 2019. All intercompany balances and transactions have been eliminated on consolidation.

Business combinations

Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The acquisition cost is measured at the acquisition date at the fair value of the consideration transferred, including all contingent consideration.

Subsequent changes in contingent consideration are accounted for through the consolidated statements of operations and deficit and consolidated statements of comprehensive loss in accordance with the applicable standards.

Goodwill arising on acquisition is initially measured at cost, being the difference between the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree and the net recognized amount (generally fair value) of the identifiable assets and liabilities assumed at the acquisition date. If the net of the amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in the consolidated statements of operations and deficit as a bargain purchase gain.

Acquisition-related costs, other than those that are associated with the issue of debt or equity securities that the Company incurs in connection with a business combination, are expensed as incurred.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign currency translation

Foreign currency translation

These consolidated financial statements are presented in U.S. dollars (“USD”), which is the Company’s presentation currency.

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency of an entity are recognized in the statement of operations and deficit.

Assets and liabilities of entities with functional currencies other than U.S. dollars are translated into the presentation currency at the year end rates of exchange, and the results of their operations are translated at average rates of exchange for the year. The resulting translation adjustments are included in accumulated other comprehensive loss in shareholders’ equity. Additionally, foreign exchange gains and losses related to certain intercompany loans that are permanent in nature are included in accumulated other comprehensive loss. Elements of equity are translated at historical rates.

Financial instruments

Financial instruments

IFRS 9 introduced new classification and measurement models for financial assets. The investment classifications held-to-maturity and available-for-sale are no longer used and financial assets at fair value through other comprehensive income (“FVTOCI”) were introduced. Financial assets held with an objective to hold assets in order to collect contractual cash flows which arise on specified dates that are solely principal and interest are measured at amortised cost using the effective interest method. Debt investments held with an objective to hold both assets in order to collect contractual cash flows which arise on specified dates that are solely principal and interest as well as selling the asset on the basis of fair value are measured at FVTOCI. All other financial assets are classified and measured at fair value through profit or loss (“FVTPL”). Financial liabilities are classified as either FVTPL or other financial liabilities, and the portion of the change in fair value that relates to the Company’s credit risk is presented in other comprehensive income (loss). Instruments classified as FVTPL are measured at fair value with unrealized gains and losses recognized in net income (loss). Other financial liabilities are subsequently measured at amortised cost using the effective interest method.

Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities, other than financial assets and financial liabilities classified as FVTPL, are added to or deducted from the fair value on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified as FVTPL are recognized immediately in consolidated net income (loss).

Derecognition

Derecognition

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Financial liabilities

A financial liability is derecognized from the balance sheet when it is extinguished, that is, when the obligation specified in the contract is either discharged, cancelled or expires. Where there has been an exchange between an existing borrower and lender of debt instruments with substantially different terms, or there has been a substantial modification of the terms of an existing financial liability, this transaction is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. A gain or loss from extinguishment of the original financial liability is recognized in profit or loss.

The Company’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities.

The following table outlines the classification of financial instruments under IFRS 9:

Financial Assets

Cash and cash equivalents	Amortized cost
Short-term investments	Amortized cost

Financial Liabilities

Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	Amortized cost
Covid-19 government support loans	Amortized cost

Convertible debentures are accounted for as a compound financial instrument with a debt component and a separate equity component. The debt component of these compound financial instruments is measured at fair value on initial recognition by discounting the stream of future interest and principal payments at the rate of interest prevailing at the date of issue for instruments of similar term and risk. The debt component is subsequently deducted from the total carrying value of the compound instrument to derive the equity component. The debt component is subsequently measured at amortized cost using the effective interest rate method. Interest expense based on the coupon rate of the debenture and the accretion of the liability component to the amount that will be payable on redemption are recognized through profit or loss as a finance cost.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash in current accounts of $4,216,911 (2020 - $722,894, 2019 - $1,278,129) and funds invested in US and Canadian Term Deposits of $10,724,864 (2020 - $6,150,000, 2019 - $150,000) earning interest at rates ranging from 0.20% - 0.25% and maturing in less than 90 days.

Cash and cash equivalents include restricted funds of nil (2020 - $184,569, 2019 - $93,800) which serves as a bank guarantee for the purchase of certain equipment. A bank guarantee was discharged in 2020 and a new bank guarantee was put in place. The new bank guarantee was discharged in 2021. The bank guarantee was reduced on a monthly basis by $14,197 (2020 - $14,197, 2019 - $10,424) which is the amount paid monthly in settlement of the outstanding balance on the equipment.

Short-term investments

Short-term investments

The short-term investments of $6,366,828 consist of guaranteed investment certificates (GICs) held with one Canadian chartered bank and earn interest at rates ranging from 0.75 to 1.44%. The GICs have maturity dates between June 2022 and July 2022. Investments are carried at amortized cost.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Property and equipment

Property and equipment

Property and equipment are recorded at cost. Depreciation is calculated based on the estimated useful life of the asset using the following method and useful lives:

Machinery and equipment	Straight Line, 5 years
Leasehold improvements	Straight Line, 5 years or life of the lease, whichever is less
Office equipment	Straight Line, 3 - 5 years

Patents and license	Patents and licenses Patents and licenses are recorded at cost and amortized on a straight line basis over 12 years. Ongoing maintenance costs are expensed as incurred.
Impairment of long-lived assets

Impairment of long-lived assets

The Company’s tangible and intangible assets are reviewed for indications of impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. An assessment is made at each reporting date whether there is any indication that an asset may be impaired.

An impairment loss is recognized when the carrying amount of an asset exceeds its recoverable amount. Impairment losses are recognized in profit and loss for the year. The recoverable amount is the greater of the asset’s fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit (“CGU”) to which the asset belongs.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. The Company reported no impairment loss for the year ended December 31, 2021 (2020 - nil, 2019 - $714,000) (Note 22).

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquired business over the fair value of the identifiable assets acquired net of liabilities assumed. Goodwill is measured at cost less accumulated impairment losses and is not amortized. Goodwill is tested for impairment on an annual basis or whenever facts or circumstances indicate that the carrying amount may exceed its recoverable amount.

The Company performs its annual test for goodwill impairment annually in the fourth quarter. The Company utilized a five-year cash flow forecast using the annual budget approved by the Board of Directors as a basis for such forecasts. Cash flow forecasts beyond that of the budget were prepared using a stable growth rate for future periods. These forecasts were based on historical data and future trends expected by the Company. The Company’s valuation model also takes into account working capital and capital investments required to maintain the condition of the assets. Forecasted cash flows were discounted using an after-tax rate of 30%.

Based on the impairment tests, the value in-use of the CGU to which goodwill is applicable is less than the carrying amount. As a result goodwill of $1,050,459 was impaired in 2019. No provision for impairment of goodwill was made in 2021 or 2020 (Note 22).

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income taxes

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income taxes are provided on differences between the financial reporting and income tax bases of assets and liabilities and on income tax losses available to be carried forward to future years for tax purposes. Deferred income taxes are measured using the substantively enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Deferred tax assets are only recognized if the amount is expected to be realized in the future.

Revenue recognition

Revenue recognition

Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control over a product or service to a customer.

Sale of goods

Revenue from the sale of goods is recognized, net of discounts and customer rebates, at the point in time the transfer of control of the related products has taken place as specified in the sales contract and collectability is reasonably assured.

Service revenue

The Company provides contract services, primarily in the form of non-recurring revenue (“NRE”) where control is passed to the customer over time. The contracts generally provide agreed upon milestones for customer payment which include but are not limited to the delivery of sample products, design reports and test reports. The customer makes payment when it has approved the delivery of the milestone. The Company must determine if the contract is made up of a series of independent performance obligations or a single performance obligation. Where NRE contracts contain multiple performance obligations for which a standalone transaction price can be assessed, revenue is recognized as each performance obligation is satisfied. Where NRE contracts contain a single performance obligation to be settled over time, revenue is recognized progressively based on the output method.

Other income	Other income Interest income Interest income on cash is recognized as earned using the effective interest method.
Wage subsidies	Wage subsidies Wages subsidies received from the Singaporean government are netted against R&D related wages and benefits on the consolidated statements of operations and deficit.
Government Grants

Government Grants

Loans received exclusively from governmental agencies to support the Company throughout the COVID-19 pandemic qualify to be forgiven if certain conditions are met. Forgiveness of COVID-19 related loans will be recognized as other income on the consolidated statements of operations and deficit.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Intangible assets

Intangible assets

Research and development costs

Research costs are expensed in the year incurred. Development costs are also expensed in the year incurred unless the Company believes a development project meets IFRS criteria as set out in IAS 38, Intangible Assets, for deferral and amortization. IAS 38 requires all research costs be charged to expense while development costs are capitalised only after technical and commercial feasibility of the asset for sale or use have been established. This means that the entity must intend and be able to complete the intangible asset and either use it or sell it and be able to demonstrate how the asset will generate future economic benefits. Development costs are tested for impairment whenever events or changes indicate that its carrying amount may not be recoverable.

In-Process Research and Development

Under IFRS, in-process research and development (“IPR&D”) acquired in a business combination that meets the definition of an intangible asset is capitalized with amortization commencing when the asset is ready for use (i.e., when development is complete). The Company acquired $714,000 of IPR&D when it acquired BB Photonics Inc. in 2016. During 2020, management observed indicators that suggested that IPR&D may be impaired. IPR&D acquired with BB Photonics was no longer useable with the novel POET Interposer platform. BB Photonics IPR&D would not generate sufficient cash flow to support its value in use. Management completed an impairment assessment of IPR&D and determined that the amount of $714,000 was impaired. An impairment loss of $714,000 was recorded in 2019. No impairment was recorded in 2021 or 2020 (Note 22).

Stock-based compensation

Stock-based compensation

Stock options and warrants awarded to non employees are measured using the fair value of the goods or services received unless that fair value cannot be estimated reliably, in which case measurement is based on the fair value of the stock options. Stock options and warrants awarded to employees are accounted for using the fair value method. The fair value of such stock options and warrants granted is recognized as an expense on a proportionate basis consistent with the vesting features of each tranche of the grant. The fair value is calculated using the Black-Scholes option pricing model with assumptions applicable at the date of grant.

Loss per share

Loss per share

Basic loss per share, net of taxes is calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period after giving effect to potentially dilutive financial instruments. The dilutive effect of stock options and warrants is determined using the treasury stock method.

Joint Venture

Joint Venture

A joint arrangement is an arrangement among two or more parties where the parties are bound by a contractual arrangement and the contractual arrangement gives the parties joint control of the arrangement. A joint venture is a form of joint arrangement where an entity is independently formed and the parties jointly have rights to the net assets of the arrangement and therefore account for their interests under the equity method.

Share Consolidation

Share Consolidation

On February 24, 2022, the Company filed Articles of Amendment to consolidate its common shares on a ten-for-one basis. For further clarity, for every ten (10) pre-consolidated common shares, shareholders received one (1) post-consolidated common share. On February 28, 2022 the Company’s common shares began trading on the TSX Venture Exchange on a post consolidation basis. The Company’s name and trading symbol remained unchanged. All references to share and per share amounts in these consolidated financial statements and accompanying notes to the consolidated financial statements have been retroactively restated to reflect the ten-for-one share consolidation.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)